Fair Value Measurements (Details) - Schedule of the change in the fair value of derivative liabilities - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Schedule of the change in the fair value of derivative liabilities [Abstract]
Derivative warrant liabilities at February 12, 2021 (inception)	$ 8,710,670	$ 16,866,670
Issuance of Public and Private Warrants			23,027,500
Change in fair value of derivative warrant liabilities	6,830,660		(6,160,830)
Transfer of Public Warrants to Level 1		(9,660,000)
Change in fair value of derivative warrant liabilities		1,504,000
Derivative warrant liabilities	$ 15,541,330	$ 8,710,670	$ 16,866,670